Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of Right-of-use assets composition
Composition

USD in thousands	Land	Offices and vehicles	Total

Balance as of January 1, 2022	102,477	2,773	105,250
Additions	532	1,446	1,978
Amortization of right-of-use assets	(4,217)	(1,033)	(5,250)
Linkage	4,529	129	4,658
Reserve for translation differences	(9,774)	(347)	(10,121)
Balance as of December 31, 2022	93,547	2,968	96,515

Schedule Of Effects On Statements Of Income [Table Text Block]
USD in thousands Effects on the statements of income	For the year ended December 31, 2022

Interest expenses in respect of lease liability	(1,964)
Expenses attributed to variable lease payments which were not included in measurement of lease liability	(851)
Depreciation expenses	(3,245)

Total	(6,060)